Acquisitions, Divestitures and Exchanges, acquisitions (Details) $ in Thousands		1 Months Ended			12 Months Ended
		Sep. 30, 2014 USD ($)	Oct. 31, 2013 USD ($)	Aug. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Acquisitions, divestitures and exchanges
Federal Communications Commission deposit							$ 60,000
Goodwill					$ 765,792		771,352
Licenses					1,844,348		1,453,574
Franchise rights					$ 244,180		244,300
Baja Broadband, LLC
Acquisitions, divestitures and exchanges
Description of acquired entity					In August 2013, TDS Telecom acquired substantially all of the assets of Baja Broadband, LLC (“Baja”) for $264.1 million in cash. Baja is a cable company that operates in markets primarily in Colorado, New Mexico, Texas, and Utah and offers broadband, video and voice services, which complement the TDS Telecom portfolio of products. Baja is included in the Cable segment for reporting purposes.
Purchase price				$ 264,100
MSN Communications, Inc.
Acquisitions, divestitures and exchanges
Voting stock acquired			100.00%
Description of acquired entity					In October 2013, TDS acquired 100% of the outstanding shares of MSN Communications, Inc. (“MSN”) for $43.6 million in cash. MSN is an information technology solutions provider whose service offerings complement the HMS portfolio of products. MSN is included in the HMS segment for reporting purposes.
Purchase price			$ 43,600
BendBroadband
Acquisitions, divestitures and exchanges
Description of acquired entity					In September 2014, TDS acquired substantially all of the assets of a group of companies operating as BendBroadband, headquartered in Bend, Oregon for $260.7 million in cash. BendBroadband is a full-service communications company, offering an extensive range of broadband, fiber connectivity, cable television and telephone services for commercial and residential customers in Central Oregon. As part of the agreement, TDS also acquired a Tier III data center providing colocation and managed services and a cable advertising and broadcast business. BendBroadband service offerings complement the current portfolio of products offered through TDS Telecom businesses. Goodwill was recorded due primarily to the expectation of future growth and synergies in Cable segment operations. The operations of the data center are included in the HMS segment. The operations of the cable and the advertising and broadcast businesses are included in the Cable segment.
Acquisitions
Acquisitions, divestitures and exchanges
Purchase price	[1]				$ 345,807		315,496
Goodwill	[2]						33,610
Licenses					$ 345,807		44,410
Franchise rights							120,979
Intangible assets subject to amortization	[3]						14,056
Net tangible assets (liabilities)							102,441
U.S. Cellular | Airadigm Communications, Inc.
Acquisitions, divestitures and exchanges
Description of acquired entity					In May 2014, U.S. Cellular entered into a License Purchase and Customer Recommendation Agreement with Airadigm Communications Inc. (“Airadigm”), a wholly-owned subsidiary of TDS. In September 2014, pursuant to the License Purchase and Customer Recommendation Agreement, Airadigm transferred FCC spectrum licenses and certain tower assets in certain markets in Wisconsin, Iowa, Minnesota and Michigan, to U.S. Cellular for $91.5 million in cash (the “Airadigm Transaction”). Since both parties to this transaction are controlled by TDS, upon closing, U.S. Cellular recorded the transferred assets at Airadigm’s net book value of $15.2 million.
Purchase price		$ 91,500
Book value of transferred assets		15,200
U.S. Cellular | Auction 97
Acquisitions, divestitures and exchanges
Description of acquired entity					U.S. Cellular participated in Auction 97 indirectly through its limited partnership interest in Advantage Spectrum. Advantage Spectrum was the provisional winning bidder for 124 licenses for an aggregate winning bid of $338.3 million, after its expected designated entity discount of 25%. Advantage Spectrum’s bid amount, less the upfront payment of $60.0 million paid in 2014, was paid to the FCC in March 2015. These licenses have not yet been granted by the FCC. See Note 14 — Variable Interest Entities for additional information.
U.S. Cellular | License Acquisitions
Acquisitions, divestitures and exchanges
Purchase price	[1]				$ 345,807	[4]	41,707
Licenses					$ 345,807	[4]	41,707
U.S. Cellular | License Acquisitions | Auction 97
Acquisitions, divestitures and exchanges
Description of acquired entity					U.S. Cellular participated in Auction 97 indirectly through its limited partnership interest in Advantage Spectrum. Advantage Spectrum was the provisional winning bidder for 124 licenses for an aggregate winning bid of $338.3 million, after its expected designated entity discount of 25%. Advantage Spectrum’s bid amount, less the upfront payment of $60.0 million paid in 2014, was paid to the FCC in March 2015. These licenses have not yet been granted by the FCC. See Note 14 — Variable Interest Entities for additional information.
Federal Communications Commission deposit							60,000
Licenses won					124
Total winning bid					$ 338,300
Designated entity auction discount					25.00%
TDS Telecom Cable | Business Acquisitions
Acquisitions, divestitures and exchanges
Purchase price	[1]						273,789
Goodwill	[2]						33,610
Licenses							2,703
Franchise rights							120,979
Intangible assets subject to amortization	[3]						14,056
Net tangible assets (liabilities)							$ 102,441
TDS Telecom Cable | Business Acquisitions | BendBroadband
Acquisitions, divestitures and exchanges
Description of acquired entity					In September 2014, TDS acquired substantially all of the assets of a group of companies operating as BendBroadband, headquartered in Bend, Oregon for $260.7 million in cash. BendBroadband is a full-service communications company, offering an extensive range of broadband, fiber connectivity, cable television and telephone services for commercial and residential customers in Central Oregon. As part of the agreement, TDS also acquired a Tier III data center providing colocation and managed services and a cable advertising and broadcast business. BendBroadband service offerings complement the current portfolio of products offered through TDS Telecom businesses. Goodwill was recorded due primarily to the expectation of future growth and synergies in Cable segment operations. The operations of the data center are included in the HMS segment. The operations of the cable and the advertising and broadcast businesses are included in the Cable segment.
Purchase price		$ 260,700
TDS Telecom HMS | Business Acquisitions
Acquisitions, divestitures and exchanges
Weighted average useful life, acquired finite lived intangibles							10 years

[1]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.
[2]	The entire amount of Goodwill acquired in 2014 was amortizable for income tax purposes.
[3]	In 2014, at the date of acquisition, the weighted average amortization period for Intangible Assets Subject to Amortization acquired was 4.6 years for TDS Telecom's cable business.
[4]	Includes purchases totaling $338.3 million made by Advantage Spectrum from the FCC for licenses in Auction 97. These licenses have not yet been granted by the FCC.